Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) In Thousands	12 Months Ended
	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts JPY (¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Cost of sales USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts Cost of sales JPY (¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures JPY (¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Cost of sales USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures Cost of sales JPY (¥)	Mar. 31, 2011 Nondesignated Foreign exchange forward contracts Other, net USD ($)	Mar. 31, 2011 Nondesignated Foreign exchange forward contracts Other, net JPY (¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts Other, net JPY (¥)	Mar. 31, 2009 Nondesignated Foreign exchange forward contracts Other, net JPY (¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other, net USD ($)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements Other, net JPY (¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements Other, net JPY (¥)	Mar. 31, 2009 Nondesignated Interest rate currency swap agreements Other, net JPY (¥)	Mar. 31, 2009 Nondesignated Interest Rate Swap Other, net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	$ 1,828	¥ 152,000			$ 806	¥ 67,000
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			661	55,000			770	64,000
Gains (losses) recognized in income									$ 24	¥ 2,000	¥ 0	¥ (7,000)	$ (12)	¥ (1,000)	¥ 2,000	¥ 12,000	¥ 7,000